Earnings (loss) per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings (loss) per share
Weighted average number of shares used for basic earnings per share	3,024,753,353	3,167,006,396	3,303,766,512
Potential shares to be issued for ILT incentive plan	6,350,799	6,369,161	6,352,583
Potential shares to be issued for Sustainability-linked bond	56,975,836	56,975,836	17,014,702
Weighted average number of shares used for diluted earnings per share	3,088,079,988	3,230,351,393	3,327,133,797
Profit (loss) attributable to Eni	€ 2,608	€ 2,624	€ 4,771
Remuneration of subordinated perpetual bonds net of tax effect	(237)	(132)	(109)
Eni's profit for basic earnings per share	2,371	2,492	4,662
Remuneration of Sustainability-linked bond net of tax effect	31	31	9
Eni's profit for diluted earnings per share	€ 2,402	€ 2,523	€ 4,671
Basic earnings per share	€ 0.78	€ 0.79	€ 1.41
Diluted earnings per share	€ 0.78	€ 0.78	€ 1.4